Net Loss Per Share - Schedule of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (5,262)		$ (1,004)		$ (23,013)		$ (4,596)
Weighted-average shares outstanding - basic	13,025,852	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Basic net loss per share	$ (0.4)		$ (0.14)		$ (2.8)		$ (0.63)
Weighted-average shares outstanding - diluted	13,025,852	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Diluted net loss per share	$ (0.4)		$ (0.14)		$ (2.8)		$ (0.63)

[1]	Retrospectively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization